CONVERTIBLE NOTES (Details Narrative) - USD ($)	1 Months Ended						2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 18, 2022	Mar. 18, 2022	Feb. 16, 2021	Jul. 23, 2020	Jun. 30, 2020	Feb. 17, 2020	Jun. 21, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Aug. 29, 2022	Jun. 07, 2022	Sep. 28, 2021	May 21, 2021	Apr. 07, 2021
Common stock, par value								$ 0.001		$ 0.001		$ 0.001	$ 0.01	$ 0.001		$ 0.001		$ 2.00
Interest expense								$ 3,684	$ 3,513	$ 13,080	$ 206,145	$ 209,676	$ 160,423
Related Party [Member]
Proceeds from private investors						$ 50,000
Principal Amount					$ 25,000
Accrued interest													$ 25,000		$ 56,592
Convertion of common stock shares													25,000
Maturity date						May 17, 2020
Promissory note related party													$ 25,000
Additional shares						25,000
Beneficial conversion feature						$ 25,000
Inducement of shares						25,000
Interest expense						$ 25,000
Convertible Promissory Notes [Member]
Interest rate minimum, percentage			8.00%	12.00%								8.00%
Proceeds from private investors			$ 50,000	$ 11,500			$ 175,000
Convertible promissory notes												$ 650,000
Common stock, par value												$ 1.00
Warrant to purchase common stock shares												750,000
Principal Amount												$ 511,500	11,500
Accrued interest			$ 1,030	$ 1,123								$ 23,552	$ 590		$ 56,592
Number of common stock, shares exchanged																	2,236,213,775
Convertion of common stock shares			51,030	12,623								535,052
Interest rate maximum, percentage												12.00%
Conversion rate of bid price												75.00%
Bid price of obligor common stock, amount												$ 50,000
Maturity date	Sep. 18, 2022	Jun. 18, 2022	Feb. 15, 2022	Jul. 23, 2021								May 04, 2022
Promissory note related party		$ 50,000
Interest rate		8.00%
Secured notes by common stock shares		50,000
Conversion price per share												$ 1.00
Description of convertible shares			The Note was convertible into common shares on a $1 for $1 basis	The Note was convertible into common shares on a $1 for $1 basis	The Note was convertible into common shares on a $1 for $1 basis